SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 4,474	$ 6,446	$ 8,047
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	1,372	1,665
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		16	694
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	2,965	4,456	5,923
Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	137	309	1,430
Employees
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	2,428	4,833	6,692
Employees | Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	1,372	1,665
Employees | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		16	694
Employees | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	919	2,843	4,568
Employees | Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	137	309	1,430
Directors
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	2,046	1,613	1,355
Directors | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 2,046	$ 1,613	$ 1,355